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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.             President                      (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                August 12, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $143,227
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON          002824100   4,595      105,000               X                         X
AMERICAN EXPRESS      COMMON          025816109   5,644      135,000               X                         X
ANHEUSER-BUSCH COS.   COMMON          035229103   3,063       60,000               X                         X
AUTOMATIC DATA
 PROCESSING           COMMON          053015103   5,248      155,000               X                         X
BERKSHIRE  HATHAWAY   CLASS A         084670108   7,250        100                 X                         X
CINTAS CORP.          COMMON          172908105   3,898      110,000               X                         X
COCA-COLA COMPANY     COMMON          191216100   7,194      155,000               X                         X
ELECTRONIC DATA
 SYSTEMS              COMMON          285661104   2,467      115,000               X                         X
EXXON MOBIL           COMMON          30231G102   4,668      130,000               X                         X
FREDDIE MAC           COMMON          313400301   4,315       85,000               X                         X
GANNETT CO. INC.      COMMON          364730101   5,377       70,000               X                         X
GENERAL DYNAMICS      COMMON          369550108   4,350       60,000               X                         X
GENERAL ELECTRIC      COMMON          369604103   5,019      175,000               X                         X
GILLETTE CO.          COMMON          375766102   3,664      115,000               X                         X
HARLEY-DAVIDSON       COMMON          412822108   3,986      100,000               X                         X
HOME DEPOT            COMMON          437076102   4,637      140,000               X                         X
ILLINOIS TOOL WORKS   COMMON          452308109   4,610       70,000               X                         X
INTEL CORP.           COMMON          458140100   3,118      150,000               X                         X
JOHNSON & JOHNSON     COMMON          478160104   5,946      115,000               X                         X


MERCK & CO.           COMMON          589331107   5,147       85,000               X                         X
MICROSOFT CORP.       COMMON          594918104   4,763      186,000               X                         X
OMNICOM GROUP INC.    COMMON          681919106   5,019       70,000               X                         X
PFIZER                COMMON          717081103   5,976      175,000               X                         X
PITNEY BOWES INC.     COMMON          724479100   2,881       75,000               X                         X
PROCTER & GAMBLE      COMMON          742718109   5,351       60,000               X                         X
STATE STREET CORP.    COMMON          857477103   4,925      125,000               X                         X
SYSCO CORPORATION     COMMON          871829107   5,407      180,000               X                         X
WAL-MART STORES       COMMON          931142103   6,172      115,000               X                         X
WENDY'S INTERNATIONAL COMMON          950590109   3,476      120,000               X                         X
WRIGLEY WM. JR. CO.   COMMON          982526105   5,061       90,000               X                         X
         TOTAL                                  143,227